Christopher D. Menconi
+1.202.373.6173
christopher.menconi@morganlewis.com

July 7, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700) Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 45”). The purpose of PEA No. 45 is to: (i) incorporate comments received from the Staff to the Trust’s PEA No. 42 filed on April 6, 2017; and (ii) make other non-material changes to the Prospectus and Statement of Additional Information for the Trust’s ProSports Sponsors ETF.

I hereby certify that PEA No. 45 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please feel free to contact me at 202.373.6173 with any questions or comments.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001